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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  June 30, 2012
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   08/14/2012
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 75
                                            --------------------------------

Form 13F Information Table Value Total:     $       32,880
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100      255    60670 SH       Sole                    36910             23760
ACETO CORP COM                 common           004446100      262    29000 SH       Sole                    17170             11830
ACI Worldwide, Inc.            common           004498101      350     7910 SH       Sole                     4860              3050
ASPEN TECHNOLOGY INC COM       common           045327103      346    14950 SH       Sole                     9055              5895
Acadia Healthcare Inc.         common           00404A109      414    23590 SH       Sole                    22130              1460
Adolor Corporation CPR         common           007ESC999        0   158735 SH       Sole                    95090             63645
Akorn Inc.                     common           009728106     1437    91135 SH       Sole                    67065             24070
Allot Communications, Inc.     common           m0854q105      289    10390 SH       Sole                     6370              4020
Amarin Corporation PLC         common           023111206      783    54115 SH       Sole                    32655             21460
American Vanguard Corporation  common           030371108      397    14940 SH       Sole                    13970               970
Attunity LTD                   common           M15332121      448   344772 SH       Sole                   259122             85650
BIOSCRIP INC COM               common           09069N108      280    37655 SH       Sole                    22850             14805
Benihana, Inc.                 common           082047101      400    24837 SH       Sole                    15225              9612
CINCINNATI BELL INC            common           171871106      264    70890 SH       Sole                    42910             27980
Cadence Design Systems Inc.    common           127387108      422    38355 SH       Sole                    36265              2090
Cal Dive International Inc.    common           12802T101      257    88550 SH       Sole                    53915             34635
CalAmp Corporation             common           128126109     1044   142444 SH       Sole                   111724             30720
Callidus Software, Inc.        common           13123e500      238    47800 SH       Sole                    29490             18310
Cedar Fair LP                  common           150185106      634    21170 SH       Sole                    19520              1650
Conceptus, Inc.                common           206016107      399    20130 SH       Sole                    12130              8000
Cyanotech Corporation          common           232437301      143    20623 SH       Sole                    17863              2760
CyroPort, Inc.                 common           229050208       73   183500 SH       Sole                   113985             69515
Demand Media Inc.              common           24802N109      338    30200 SH       Sole                    27980              2220
Depomed, Inc.                  common           249908104      208    36505 SH       Sole                    18125             18380
Dynavax Technologies Corporati common           268158102      361    83645 SH       Sole                    51410             32235
EHEALTH INC COM                common           28238P109      442    27410 SH       Sole                    25915              1495
Education Realty Trust Inc.    common           28140H104      597    53885 SH       Sole                    50775              3110
EnteroMedics Inc.              common           29365M208      487   141155 SH       Sole                   132610              8545
Fifth & Pacific Companies Inc. common           316645100      734    68360 SH       Sole                    55795             12565
FormFactor Inc.                common           346375108      766   118330 SH       Sole                    94880             23450
Fortinet Inc.                  common           34959e109      264    11355 SH       Sole                     6900              4455
Grand Canyon Education, Inc.   common           38526m106      548    26163 SH       Sole                    24848              1315
HORNBECK OFFSHORE SVCS INCCOM  common           440543106      474    12220 SH       Sole                    11560               660
Headwaters Inc.                common           42210P102      753   146165 SH       Sole                   116175             29990
HeartWare International Inc.   common           422368100      417     4695 SH       Sole                     4360               335
Heartland Payment Systems Inc. common           42235N108      553    18370 SH       Sole                    17310              1060
Hudson Technologies Inc.       common           444144109      429   104205 SH       Sole                    97760              6445
Huron Consulting Group Inc.    common           447462102      412    13030 SH       Sole                    12290               740
IRIS International, Inc.       common           46270w105      400    35425 SH       Sole                    33175              2250
Infinera Corporation           common           45667G103      456    66620 SH       Sole                    62845              3775
Inphi Corporation              common           45772F107      442    46600 SH       Sole                    44620              1980
Joe's Jeans Inc.               common           47777N101      512   487584 SH       Sole                   387849             99735
Lithia Motors Inc.             common           536797103      487    21129 SH       Sole                    19734              1395
Market Leader Inc.             common           57056R103      472    92945 SH       Sole                    87165              5780
Mattersight Corporation        common           577097108      435    54548 SH       Sole                    51773              2775
Mentor Graphics Corporation    common           587200106      280    18645 SH       Sole                    11390              7255
Movado Group Inc.              common           624580106      398    15925 SH       Sole                    14745              1180
Multimedia Games Inc.          common           625453105      538    38410 SH       Sole                    36105              2305
NUVASIVE INCCOM                common           670704105      647    25530 SH       Sole                    19935              5595
NetQin Mobile, Inc.            common           64118u108      206    25200 SH       Sole                    16015              9185
Novadaq Technologies, Inc.     common           66987G102      291    42730 SH       Sole                    25925             16805
Odyssey Marine Exploration Inc common           676118102      346    92860 SH       Sole                    85895              6965
On Assignment, Inc.            common           682159108      431    26975 SH       Sole                    24980              1995
Ormat Technologies Ic.         common           686688102      315    14740 SH       Sole                    13635              1105
PDF Solutions Inc.             common           693282105      842    85290 SH       Sole                    67645             17645
Phototronics Inc.              common           719405102      373    61095 SH       Sole                    57450              3645
Procera Networks Inc.          common           74269U203      313    12885 SH       Sole                     8340              4545
Progenix Pharmaceuticals Inc.  common           743187106      423    43245 SH       Sole                    40750              2495
ReachLocal Inc.                common           75525F104      349    31770 SH       Sole                    29630              2140
Rentech, Inc.                  common           760112102      249   120820 SH       Sole                    75010             45810
Rentrak Corporation            common           760174102      547    26473 SH       Sole                    19278              7195
Ryland Group Inc.              common           783764103      489    19110 SH       Sole                    17955              1155
Silicon Image, Inc.            common           82705t102      141    34270 SH       Sole                    21090             13180
Smith & Wesson Holding Corpora common           831756101      963   116005 SH       Sole                    90125             25880
Spectranetics Corporation      common           84760C107     1210   105959 SH       Sole                    86074             19885
Streamline Health Solutions In common           86323X106      401   108505 SH       Sole                    76130             32375
Support.com Inc.               common           86858W101      289    90685 SH       Sole                    55390             35295
Tangoe Inc.                    common           87582Y108      321    15050 SH       Sole                     9175              5875
TearLab Corporation            common           878193101      573   178415 SH       Sole                   132345             46070
Transgenomic, Inc.             common           89365K206      150   166520 SH       Sole                   108240             58280
Vitesse Semiconductor Corporat common           928497304      383   144670 SH       Sole                   109505             35165
Wabash National Corporation    common           929566107      208    31490 SH       Sole                    19320             12170
Web.com Group, Inc.            common           94733a104      474    25925 SH       Sole                    15895             10030
bebe Stores Inc.               common           075571109      310    52775 SH       Sole                    49705              3070
inContact, Inc.                common           45336e109      300    59790 SH       Sole                    42040             17750
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